Note 4 - Segment and Revenue Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Other	Total
Revenue
Revenue from contracts with customers	138,444	22,890	161,334
Total revenue	138,444	22,890	161,334

Technology and platform fees	(3,644)	-	(3,644)
Content cost	(77)	5	(72)
Cost of inventory sold	-	-	-
Other cost of revenue	84	(6,853)	(6,769)
Marketing and distribution expenses	(31,336)	-	(31,336)
Credit loss expense	678	-	678
Direct expenses	(34,295)	(6,848)	(41,143)

Contribution by segment	104,149	16,042	120,191
[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Other	Total
Revenue
Revenue from contracts with customers	154,968	22,110	177,078
Total revenue	154,968	22,110	177,078

Technology and platform fees	(796)	-	(796)
Content cost	(1,545)	-	(1,545)
Cost of inventory sold	-	(208)	(208)
Other cost of revenue	(301)	(11,389)	(11,690)
Marketing and distribution expenses	(64,685)	(198)	(64,883)
Credit loss expense	(448)	(129)	(577)
Direct expenses	(67,775)	(11,924)	(79,699)
			-
Contribution by segment	87,193	10,186	97,379
[US$ thousands]	Year ended December 31, 2020
Segments	Browser and News	Other	Total
Revenue
Revenue from contracts with customers	155,472	9,584	165,056
Total revenue	155,472	9,584	165,056

Technology and platform fees	(3,315)	-	(3,315)
Content cost	(4,312)	-	(4,312)
Cost of inventory sold	-	(700)	(700)
Other cost of revenue	140	(3,925)	(3,785)
Marketing and distribution expenses	(47,042)	(818)	(47,860)
Credit loss expense	(568)	(1,281)	(1,849)
Direct expenses	(55,097)	(6,724)	(61,821)
			-
Contribution by segment	100,375	2,860	103,235

Reconciliation of contribution by segment to net income (loss) [text block]
[US$ thousands]	Year ended December 31,
Reconciliation	2018	2019	2020
Contribution by segment	120,191	97,379	103,235
Other income	-	-	11,542
Personnel expenses including share-based remuneration (1)	(34,719)	(51,283)	(59,977)
Credit loss expense related to divested joint venture	-	-	(10,476)
Depreciation and amortization	(12,694)	(18,843)	(20,234)
Other expenses (1)	(28,397)	(27,791)	(26,538)
Share of net income (loss) of associates and joint ventures	(3,248)	(3,818)	2,005
Change in fair value of preferred shares in associates	-	37,900	24,000
Finance income	1,626	10,532	13,633
Finance expense	(1,694)	(655)	(516)
Net foreign exchange gains (losses)	(365)	(25)	833
Profit before income taxes from continuing operations	40,700	43,396	37,507

Disclosure of disaggregation of revenue from contracts with customers [text block]
[US$ thousands]	Year ended December 31, 2018
Segments	Browser and News	Other	Total
Type of goods or service
Search	80,204	-	80,204
Advertising	58,240	-	58,240
Technology licensing and other revenue	-	22,890	22,890
Total revenue from contracts with customers	138,444	22,890	161,334
[US$ thousands]	Year ended December 31, 2019
Segments	Browser and News	Other	Total
Type of goods or service
Search	86,155	-	86,155
Advertising	68,813	-	68,813
Technology licensing and other revenue	-	22,110	22,110
Total revenue from contracts with customers	154,968	22,110	177,078
[US$ thousands]	Year ended December 31, 2020
Segments	Browser and News	Other	Total
Type of goods or service
Search	84,180	-	84,180
Advertising	71,292	216	71,508
Technology licensing and other revenue	-	9,368	9,368
Total revenue from contracts with customers	155,472	9,584	165,056
[US$ thousands]	Year ended December 31,
Revenue by customer location	2018	2019	2020
Ireland	76,791	81,637	80,059
Russia	17,356	17,265	15,239
Other	67,187	78,176	69,758
Total	161,334	177,078	165,056
[US$ thousands]	Year ended December 31,
	2018	2019	2020
Customer group 1	67,882	74,572	76,184
Customer group 2	17,017	17,758	16,281

Disclosure of other operating income [text block]
[US$ thousands]	Year ended December 31,
Other income	2018	2019	2020
Gain from disposal of subsidiaries (See Note 26)	-	-	5,289
Gain from divestment of joint venture (See Note 13)	-	-	2,063
Government granted VAT refund in China	-	-	4,030
Other items	-	-	160
Total	-	-	11,542